RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts charged by related parties in 2024, 2023 and 2022 is as follows:

(in thousands of $)	2024	2023	2022
Frontline	2,028	4,206	3,902
SFL	35,753	29,773	30,914
Seatankers	—	2,686	8,756
CCL	—	—	395
Front Ocean Management AS	2,466	2,001	1,781
	40,247	38,666	45,748

Net amounts charged by related parties comprise general management and commercial management fees, charter hire, interest costs and technical supervision fees.

A summary of net amounts charged to related parties in 2024, 2023 and 2022 is as follows:

(in thousands of $)	2024	2023	2022
SFL	—	70	96
Seatankers	709	456	486
SwissMarine	855	3,940	2,033
UFC	498	900	—
	2,062	5,366	2,615

Net amounts charged to related parties mainly comprise commercial management, general management fees and charter revenues.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations is as follows:

(in thousands of $)	2024	2023	2022
Time charter and voyage charter revenues	855	3,940	2,033
Other revenues	709	526	582
Other operating income (expenses)	—	—	(413)
Ship operating expenses[1]	(475)	(3,184)	(4,916)
Charter hire expenses[2]	(35,713)	(31,484)	(37,328)
Administrative expenses	(3,093)	(2,611)	(2,636)
	(37,717)	(32,813)	(42,678)

(1) Excluding newbuildings supervision fee of $1.0 million and $1.4 million for the years ended December 31, 2024, and December 31, 2023, respectively, which were capitalized as part of newbuildings
(2) Including charter hire expenses for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of December 31, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
Frontline	1,783	3,145
UFC	157	—
Seatankers	213	528
SFL	—	82
Credit loss allowance	(21)	(21)
	2,132	3,734

A summary of short-term balances owed to related parties as of December 31, 2024 and 2023 is as follows:

(in thousands of $)	2024	2023
TFG Marine	3,109	8,479
Seatankers	13	—
Other	109	678
	3,231	9,157